Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FundX ETF | FundX ETF Class
Prospectus [Line Items]
Annual Return [Percent]	12.32%	29.64%	14.13%	(17.94%)	10.31%	25.37%	26.93%	(3.71%)	15.35%	5.13%
FundX Aggressive ETF | FundX Aggressive ETF Class
Prospectus [Line Items]
Annual Return [Percent]	13.59%	25.49%	16.09%	(14.74%)	3.49%	28.55%	24.97%	(6.82%)	14.91%	1.56%
FundX Flexible ETF | FundX Flexible ETF Class
Prospectus [Line Items]
Annual Return [Percent]	2.44%	4.21%	3.73%	(10.85%)	5.07%	1.39%	7.92%	(2.81%)	6.04%	5.23%
FundX Conservative ETF | FundX Conservative ETF Class
Prospectus [Line Items]
Annual Return [Percent]	7.67%	17.70%	8.91%	(12.54%)	9.90%	11.64%	18.99%	(3.10%)	10.97%	6.55%